Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended				3 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Oct. 05, 2014	Jul. 30, 2013	Sep. 19, 2013	Nov. 09, 2009	Sep. 30, 2013	Nov. 10, 2014
Loss Contingencies [Line Items]
Rental expense for operating leases	$ 71	$ 70	$ 66
Future minimum rental commitments on noncancelable leases due in 2015	51
Future minimum rental commitments on noncancelable leases due in 2016	43
Future minimum rental commitments on noncancelable leases due in 2017	34
Future minimum rental commitments on noncancelable leases due in 2018	23
Future minimum rental commitments on noncancelable leases due in 2019	21
Future minimum rental commitments on noncancelable leases Thereafter	20
Aggregate future purchase commitments	565
CareFusion Corporation [Member]
Loss Contingencies [Line Items]
Acquisition agreement date	Oct. 05, 2014
CareFusion Corporation [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Acquisition agreement date				Oct. 05, 2014
Hospital Plaintiffs [Member]
Loss Contingencies [Line Items]
Settlement amount					22
RTI Technologies [Member]
Loss Contingencies [Line Items]
Damages awarded						113.5	5.0
Pre-tax charge relating to an unfavorable litigation verdict								341
RTI Technologies [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Percentage of reduction in total fee recovery									50.00%
Fee award, requested amount									$ 36